UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY 10036
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Sector Leader Fund	January 31, 2013
(unaudited)

		Shares	Value
Common Stocks (95.3%)
Advanced Info Service Public Co. Ltd.* (Wireless Telecommunication Services)		37,500	$264,262
AIA Group Ltd.* (Insurance)		90,200	358,813
Air China Ltd.* (Airlines)		342,000	292,820
Apollo Hospitals Enterprise Ltd.* (Health Care Providers & Services)		19,697	299,455
AVI Ltd.* (Food Products)		79,124	484,402
Big C Supercenter Public Co. Ltd.* (Food & Staples Retailing)		40,300	290,755
BM&FBOVESPA SA* (Diversified Financial Services)		37,000	259,082
BR Properties SA* (Real Estate Management & Development)		25,045	325,203
Chow Tai Fook Jewellery Group Ltd.* (Specialty Retail)		157,200	250,541
CNOOC Ltd.* (Oil, Gas & Consumable Fuels)		177,000	365,631
Cognizant Technology Solutions Corp.* (IT Services)		4,864	380,269
Companhia Brasileira de Distribuicao Group* (Food & Staples Retailing)		5,171	246,864
Companhia de Bebidas DAS Americas (Ambev)* (Beverages)		5,300	249,719
Copa Holdings SA* (Airlines)		2,014	220,734
Even Construtora e Incorporadora SA* (Household Durables)		70,617	346,558
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		84,000	378,559
Godrej Consumer Products Ltd.* (Personal Products)		24,583	329,106
Housing Development Finance Corp. Ltd.* (Thrifts & Mortgage Finance)		23,750	351,270
HSBC Holdings PLC* (Commercial Banks)		44,696	508,905
Hutchison Whampoa Ltd.* (Industrial Conglomerates)		29,000	324,208
Industrial & Commerical Bank of China Ltd.* (Commercial Banks)		498,000	375,015
Korea Electric Power Corp.* (Electric Utilities)		10,050	299,077
Kunlun Energy Co. Ltd.* (Oil, Gas & Consumable Fuels)		158,000	328,420
LSR Group OJSC - Registered GDR* (Real Estate Management & Development)		94,675	474,795
Lupin Ltd.* (Pharmaceuticals)		29,150	331,240
Magazine Luiza SA* (Multiline Retail)		58,848	354,719
Mail.Ru Group Ltd. - Registered GDR* (Internet Software & Services)		11,200	372,624
Metalurgica Gerdau SA* (Metals & Mining)		17,581	196,846
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)		461,100	341,956
Mobile TeleSystems* (Wireless Telecommunication Services)		17,562	345,269
ORION Corp.* (Food Products)		350	326,935
Petroleo Brasileiro S.A.* (Oil, Gas & Consumable Fuels)		20,667	187,693
Prada SpA* (Textiles, Apparel & Luxury Goods)		24,100	216,599
PT Bank Mandiri Tbk* (Commercial Banks)		419,301	389,997
PT Media Nusantara Citra Tbk* (Media)		1,128,000	275,334
PT Semen Indonesia (Persero) Tbk* (Construction Materials)		153,000	247,662
Rosneft OJSC - GDR* (Oil, Gas & Consumable Fuels)		45,450	399,960
Samsonite International SA (Textiles, Apparel & Luxury Goods)		149,700	326,224
Samsung Electronics Co. Ltd.* (Semiconductors & Semiconductor Equipment)		416	553,265
Sberbank of Russia* (Commercial Banks)		119,935	434,764
Sun Art Retail Group Ltd.* (Food & Staples Retailing)		168,500	245,085
Taiwan Semiconductor Manufacturing Co. Ltd.* (Semiconductors & Semiconductor Equipment)		79,000	271,602
Tata Motors Ltd.* (Automobiles)		52,581	294,643
Tencent Holdings Ltd.* (Internet Software & Services)		7,700	269,468
The Foschini Group Ltd.* (Specialty Retail)		32,255	422,767
Turkiye Halk Bankasi A.S.* (Commercial Banks)		31,063	307,380
Universal Robina Corp.* (Food Products)		119,490	256,785
Vale SA* (Metals & Mining)		20,632	397,165
TOTAL COMMON STOCKS (Cost $14,037,730)			15,770,445

TOTAL INVESTMENTS (Cost $14,037,730) — 95.3%			15,770,445

Net other assets (liabilities) — 4.7%			783,279

NET ASSETS — 100.0%			$16,553,724

*	Non-income producing security
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Sector Leader Fund	January 31, 2013
(unaudited)

Emerging Markets Sector Leader Fund invested in the following industries as of January 31, 2013:
	Value	% of Net Assets
Airlines	$513,554	3.1%
Automobiles	294,643	1.8%
Beverages	249,719	1.5%
Commercial Banks	2,016,061	12.2%
Construction Materials	247,662	1.5%
Diversified Financial Services	259,082	1.6%
Electric Utilities	299,077	1.8%
Food & Staples Retailing	782,704	4.8%
Food Products	1,068,122	6.5%
Health Care Providers & Services	299,455	1.8%
Hotels, Restaurants & Leisure	720,515	4.3%
Household Durables	346,558	2.1%
Industrial Conglomerates	324,208	2.0%
Insurance	358,813	2.2%
Internet Software & Services	642,092	3.9%
IT Services	380,269	2.3%
Media	275,334	1.7%
Metals & Mining	594,011	3.6%
Multiline Retail	354,719	2.1%
Oil, Gas & Consumable Fuels	1,281,704	7.7%
Personal Products	329,106	2.0%
Pharmaceuticals	331,240	2.0%
Real Estate Management & Development	799,998	4.8%
Semiconductors & Semiconductor Equipment	824,867	4.9%
Specialty Retail	673,308	4.1%
Textiles, Apparel & Luxury Goods	542,823	3.2%
Thrifts & Mortgage Finance	351,270	2.1%
Wireless Telecommunication Services	609,531	3.7%
Other	783,279	4.7%
Total	$16,553,724	100.0%

Emerging Markets Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2013:
	Value	% of Net Assets
Brazil	$2,563,849	15.5%
China	1,548,019	9.4%
Hong Kong	2,692,269	16.3%
India	1,985,983	12.0%
Indonesia	912,993	5.5%
Panama	220,734	1.3%
Philippines	256,785	1.6%
Russia	2,027,412	12.2%
South Africa	907,169	5.5%
South Korea	1,179,277	7.1%
Taiwan	271,602	1.6%
Thailand	896,973	5.4%
Turkey	307,380	1.9%
Other	783,279	4.7%
Total	$16,553,724	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	January 31, 2013
(unaudited)

	Shares	Value
Common Stocks (97.8%)
Advanced Info Service Public Co. Ltd.* (Wireless Telecommunication Services)	37,200	$262,148
AIA Group Ltd.* (Insurance)	80,400	319,829
Air China Ltd.* (Airlines)	324,000	277,409
Apollo Hospitals Enterprise Ltd.* (Health Care Providers & Services)	16,794	255,321
Astro Malaysia Holdings Bhd* (Media)	177,600	159,583
Big C Supercenter Public Co. Ltd.* (Food & Staples Retailing)	25,900	186,862
CapitaMalls Asia Ltd.* (Real Estate Management & Development)	142,000	247,895
China Overseas Land & Investment Ltd.* (Real Estate Management & Development)	108,000	334,924
Chow Tai Fook Jewellery Group Ltd.* (Specialty Retail)	128,200	204,321
CJ Hellovision Co. Ltd.* (Media)	14,060	197,583
CNOOC Ltd.* (Oil, Gas & Consumable Fuels)	181,000	373,894
Cognizant Technology Solutions Corp.* (IT Services)	4,370	341,647
Far EasTone Telecommunications Co. Ltd.* (Wireless Telecommunication Services)	75,000	190,783
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	81,000	365,039
Godrej Consumer Products Ltd.* (Personal Products)	22,672	303,523
Housing Development Finance Corp. Ltd.* (Thrifts & Mortgage Finance)	24,186	357,718
HSBC Holdings PLC* (Commercial Banks)	44,377	505,272
Hutchison Whampoa Ltd.* (Industrial Conglomerates)	34,000	380,106
Industrial & Commerical Bank of China Ltd.* (Commercial Banks)	511,000	384,805
Korea Electric Power Corp.* (Electric Utilities)	9,510	283,007
Kunlun Energy Co. Ltd.* (Oil, Gas & Consumable Fuels)	170,000	353,363
L'Occitane International SA* (Specialty Retail)	91,500	274,906
Lupin Ltd.* (Pharmaceuticals)	30,688	348,716
Melco Crown Entertainment Ltd.* (Hotels, Restaurants & Leisure)	12,130	254,245
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	430,700	319,412
ORION Corp.* (Food Products)	307	286,768
PC Jeweller Ltd.* (Specialty Retail)	80,919	244,142
Ping An Insurance (Group) Co. of China Ltd.* (Insurance)	40,500	363,211
Prada SpA* (Textiles, Apparel & Luxury Goods)	22,700	204,017
PT Bank Mandiri Tbk* (Commercial Banks)	368,679	342,913
PT Media Nusantara Citra Tbk* (Media)	1,166,000	284,609
PT Semen Indonesia (Persero) Tbk* (Construction Materials)	138,500	224,191
PT Summarecon Agung Tbk* (Real Estate Management & Development)	980,500	190,457
Samsonite International SA (Textiles, Apparel & Luxury Goods)	127,200	277,192
Samsung Electronics Co. Ltd.* (Semiconductors & Semiconductor Equipment)	468	622,424
Shree Cement Ltd.* (Construction Materials)	3,045	255,865
Sun Art Retail Group Ltd.* (Food & Staples Retailing)	142,000	206,540
Taiwan Semiconductor Manufacturing Co. Ltd.* (Semiconductors & Semiconductor Equipment)	90,000	309,420
Tata Motors Ltd.* (Automobiles)	52,062	291,735
Tencent Holdings Ltd.* (Internet Software & Services)	5,700	199,476
Universal Robina Corp.* (Food Products)	137,220	294,886
TOTAL COMMON STOCKS (Cost $10,402,922)		12,080,157

TOTAL INVESTMENTS (Cost $10,402,922) — 97.8%		12,080,157

Net other assets (liabilities) — 2.2%		274,503

NET ASSETS — 100.0%		$12,354,660

* Non-income producing security

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	January 31, 2013
(unaudited)

Asia Sector Leader Fund invested in the following industries as of January 31, 2013:
	Value	% of Net Assets
Airlines	$277,409	2.2%
Automobiles	291,735	2.4%
Commercial Banks	1,232,990	10.1%
Construction Materials	480,056	3.9%
Electric Utilities	283,007	2.3%
Food & Staples Retailing	393,402	3.2%
Food Products	581,654	4.7%
Health Care Providers & Services	255,321	2.1%
Hotels, Restaurants & Leisure	938,696	7.6%
Industrial Conglomerates	380,106	3.1%
Insurance	683,040	5.5%
Internet Software & Services	199,476	1.6%
IT Services	341,647	2.8%
Media	641,775	5.2%
Oil, Gas & Consumable Fuels	727,257	5.9%
Personal Products	303,523	2.5%
Pharmaceuticals	348,716	2.8%
Real Estate Management & Development	773,276	6.2%
Semiconductors & Semiconductor Equipment	931,844	7.5%
Specialty Retail	723,369	5.9%
Textiles, Apparel & Luxury Goods	481,209	3.9%
Thrifts & Mortgage Finance	357,718	2.8%
Wireless Telecommunication Services	452,931	3.6%
Other	274,503	2.2%
Total	$12,354,660	100.0%

Asia Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2013:
	Value	% of Net Assets
China	$1,805,335	14.6%
Hong Kong	3,473,214	28.2%
India	2,398,667	19.5%
Indonesia	1,042,170	8.4%
Malaysia	159,583	1.3%
Philippines	294,886	2.4%
Singapore	247,895	2.0%
South Korea	1,389,782	11.2%
Taiwan	500,203	4.0%
Thailand	768,422	6.2%
Other	274,503	2.2%
Total	$12,354,660	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2013
(unaudited)

		Shares	Value
Common Stocks (91.6%)
Advanced Info Service Public Co. Ltd.* (Wireless Telecommunication Services)		56,000	$394,631
Amorepacific Corp.* (Personal Products)		454	456,606
AVI Ltd.* (Food Products)		93,825	574,402
Banregio Grupo Financiero SAB de CV* (Commercial Banks)		73,385	346,173
Big C Supercenter Public Co. Ltd.* (Food & Staples Retailing)		89,600	646,443
BIM Birlesik Magazalar AS* (Food & Staples Retailing)		4,800	232,712
BR Properties SA* (Real Estate Management & Development)		33,190	430,963
Brilliance China Automotive Holdings Ltd.* (Automobiles)		506,000	679,869
Coca-Cola Icecek AS* (Beverages)		14,225	346,241
Companhia Brasileira de Distribuicao Group* (Food & Staples Retailing)		9,385	448,040
Copa Holdings SA* (Airlines)		3,600	394,560
Cosan Ltd.* (Oil, Gas & Consumable Fuels)		31,965	628,752
CP ALL Public Co. Ltd.* (Food & Staples Retailing)		423,800	664,854
Eurocash SA* (Food & Staples Retailing)		27,737	451,585
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		179,000	806,691
Godrej Consumer Products Ltd.* (Personal Products)		27,155	363,539
Haier Electronics Group Co. Ltd.* (Household Durables)		199,000	331,530
Hengan International Group Co. Ltd.* (Personal Products)		41,500	416,327
Hotel Shilla Co. Ltd.* (Hotels, Restaurants & Leisure)		20,283	854,168
Hypermarcas SA* (Personal Products)		52,100	450,131
IHH Healthcare Bhd* (Health Care Providers & Services)		322,600	341,821
Imperial Holdings Ltd.* (Distributors)		17,536	382,519
ITC Ltd.* (Tobacco)		142,863	826,473
Koc Holdings AS* (Industrial Conglomerates)		103,780	541,799
Lenovo Group Ltd.* (Computers & Peripherals)		408,000	424,562
LG Household & Health Care Ltd.* (Household Products)		904	503,998
LSR Group OJSC - Registered GDR* (Real Estate Management & Development)		124,430	624,016
Lupin Ltd.* (Pharmaceuticals)		34,004	386,397
M Video* (Specialty Retail)		50,525	406,726
Magazine Luiza SA* (Multiline Retail)		85,020	512,477
Magnit - Registered Sponsered GDR* (Food & Staples Retailing)		17,625	783,607
Mobile TeleSystems* (Wireless Telecommunication Services)		25,575	502,805
Naspers Ltd.* (Media)		9,827	636,623
Nestle India Ltd.* (Food Products)		4,368	389,781
ORION Corp.* (Food Products)		1,101	1,028,443
Prada SpA* (Textiles, Apparel & Luxury Goods)		63,700	572,505
PT Global Mediacom Tbk* (Media)		1,572,500	351,510
PT Hero Supermarket Tbk* (Food & Staples Retailing)		248,500	132,806
PT Kalbe Farma Tbk* (Pharmaceuticals)		5,753,500	644,534
PT Mitra Adiperkasa Tbk* (Multiline Retail)		1,318,000	866,927
PT Summarecon Agung Tbk* (Real Estate Management & Development)		4,586,500	890,902
PT Unilever Indonesia Tbk* (Household Products)		126,500	286,673
Robinson Department Store Public Co. Ltd.* (Multiline Retail)		443,600	1,042,013
Sands China Ltd.* (Hotels, Restaurants & Leisure)		160,144	807,410
Sberbank of Russia* (Commercial Banks)		130,920	474,585
Shoprite Holdings Ltd.* (Food & Staples Retailing)		18,880	356,051
SM Prime Holdings, Inc.* (Real Estate Management & Development)		1,500,100	646,958
Sun Art Retail Group Ltd.* (Food & Staples Retailing)		489,500	711,982
Tencent Holdings Ltd.* (Internet Software & Services)		22,700	794,406
The Foschini Group Ltd.* (Specialty Retail)		36,750	481,683
Titan Industries Ltd.* (Textiles, Apparel & Luxury Goods)		70,793	371,870
Universal Robina Corp.* (Food Products)		287,960	618,827
Yandex NV* (Internet Software & Services)		25,228	610,770
TOTAL COMMON STOCKS (Cost $24,751,800)			28,872,676

Preferred Stock (1.6%)
Companhia de Bebidas das Americas* (Beverages)		10,966	516,060
TOTAL PREFERRED STOCK (Cost $431,812)			516,060

TOTAL INVESTMENTS (Cost $25,183,612) — 93.2%			29,388,736

Net other assets (liabilities) — 6.8%			2,138,508

NET ASSETS — 100.0%			$31,527,244

*	Non-income producing security
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2013
(unaudited)

Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2013:
	Value	% of Net Assets
Airlines	$394,560	1.3%
Automobiles	679,869	2.2%
Beverages	862,301	2.7%
Commercial Banks	820,758	2.6%
Computers & Peripherals	424,562	1.3%
Distributors	382,519	1.2%
Food & Staples Retailing	4,428,080	14.0%
Food Products	2,611,453	8.3%
Health Care Providers & Services	341,821	1.1%
Hotels, Restaurants & Leisure	2,468,269	7.7%
Household Durables	331,530	1.1%
Household Products	790,671	2.5%
Industrial Conglomerates	541,799	1.8%
Internet Software & Services	1,405,176	4.4%
Media	988,133	3.2%
Multiline Retail	2,421,417	7.7%
Oil, Gas & Consumable Fuels	628,752	2.0%
Personal Products	1,686,603	5.3%
Pharmaceuticals	1,030,931	3.2%
Real Estate Management & Development	2,592,839	8.3%
Specialty Retail	888,409	2.8%
Textiles, Apparel & Luxury Goods	944,375	3.0%
Tobacco	826,473	2.6%
Wireless Telecommunication Services	897,436	2.9%
Other	2,138,508	6.8%
Total	$31,527,244	100.0%

Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2013:
	Value	% of Net Assets
Brazil	$2,986,423	9.4%
China	2,347,277	7.4%
Hong Kong	3,198,005	10.1%
India	2,338,060	7.4%
Indonesia	3,173,352	10.1%
Malaysia	341,821	1.1%
Mexico	346,173	1.1%
Panama	394,560	1.3%
Philippines	1,265,785	4.0%
Poland	451,585	1.4%
Russia	3,402,509	10.9%
South Africa	2,431,278	7.7%
South Korea	2,843,215	9.0%
Thailand	2,747,941	8.7%
Turkey	1,120,752	3.6%
Other	2,138,508	6.8%
Total	$31,527,244	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2013
(unaudited)

	Shares	Value
Common Stocks (98.3%)
Advanced Info Service Public Co. Ltd.* (Wireless Telecommunication Services)	44,500	$313,591
Amorepacific Corp.* (Personal Products)	362	364,078
Big C Supercenter Public Co. Ltd.* (Food & Staples Retailing)	72,000	519,462
Brilliance China Automotive Holdings Ltd.* (Automobiles)	386,000	518,635
CP ALL Public Co. Ltd.* (Food & Staples Retailing)	329,800	517,388
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	142,000	639,945
Godrej Consumer Products Ltd.* (Personal Products)	21,312	285,316
Haier Electronics Group Co. Ltd.* (Household Durables)	144,000	239,901
Hengan International Group Co. Ltd.* (Personal Products)	31,500	316,007
Hotel Shilla Co. Ltd.* (Hotels, Restaurants & Leisure)	17,246	726,272
IHH Healthcare Bhd* (Health Care Providers & Services)	254,900	270,087
ITC Ltd.* (Tobacco)	107,010	619,060
Lenovo Group Ltd.* (Computers & Peripherals)	306,000	318,421
LG Household & Health Care Ltd.* (Household Products)	696	388,034
Lupin Ltd.* (Pharmaceuticals)	29,709	337,592
Nestle India Ltd.* (Food Products)	2,122	189,358
ORION Corp.* (Food Products)	877	819,205
Prada SpA* (Textiles, Apparel & Luxury Goods)	48,300	434,097
PT Global Mediacom Tbk* (Media)	1,312,500	293,390
PT Hero Supermarket Tbk* (Food & Staples Retailing)	226,500	121,048
PT Kalbe Farma Tbk* (Pharmaceuticals)	4,324,500	484,451
PT Mitra Adiperkasa Tbk* (Multiline Retail)	1,120,500	737,021
PT Summarecon Agung Tbk* (Real Estate Management & Development)	3,666,500	712,198
PT Unilever Indonesia Tbk* (Household Products)	76,500	173,363
Robinson Department Store Public Co. Ltd.* (Multiline Retail)	338,000	793,960
Sands China Ltd.* (Hotels, Restaurants & Leisure)	127,137	640,997
SM Prime Holdings, Inc.* (Real Estate Management & Development)	1,186,600	511,752
Sun Art Retail Group Ltd.* (Food & Staples Retailing)	371,500	540,350
Tencent Holdings Ltd.* (Internet Software & Services)	17,000	594,930
Titan Industries Ltd.* (Textiles, Apparel & Luxury Goods)	58,290	306,192
Universal Robina Corp.* (Food Products)	226,720	487,222
TOTAL COMMON STOCKS (Cost $11,385,268)		14,213,323

TOTAL INVESTMENTS (Cost $11,385,268) — 98.3%		14,213,323

Net other assets (liabilities) — 1.7%		247,654

NET ASSETS — 100.0%		$14,460,977

* Non-income producing security

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2013
(unaudited)

Asia Great Consumer Fund invested in the following industries as of January 31, 2013:
	Value	% of Net Assets
Automobiles	$518,635	3.6%
Computers & Peripherals	318,421	2.2%
Food & Staples Retailing	1,698,248	11.6%
Food Products	1,495,785	10.4%
Health Care Providers & Services	270,087	1.9%
Hotels, Restaurants & Leisure	2,007,214	13.8%
Household Durables	239,901	1.7%
Household Products	561,397	3.9%
Internet Software & Services	594,930	4.1%
Media	293,390	2.0%
Multiline Retail	1,530,981	10.7%
Personal Products	965,401	6.7%
Pharmaceuticals	822,043	5.7%
Real Estate Management & Development	1,223,950	8.4%
Textiles, Apparel & Luxury Goods	740,289	5.1%
Tobacco	619,060	4.3%
Wireless Telecommunication Services	313,591	2.2%
Other	247,654	1.7%
Total	$14,460,977	100.0%

Asia Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2013:
	Value	% of Net Assets
China	$1,769,708	12.2%
Hong Kong	2,473,575	17.1%
India	1,737,518	12.0%
Indonesia	2,521,471	17.5%
Malaysia	270,087	1.9%
Philippines	998,974	6.9%
South Korea	2,297,589	15.9%
Thailand	2,144,401	14.8%
Other	247,654	1.7%
Total	$14,460,977	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	January 31, 2013
(unaudited)

	Shares	Value
Common Stocks (90.2%)
Amadeus IT Holding SA (IT Services)	9,610	$241,036
Amazon.com, Inc.* (Internet & Catalog Retail)	1,047	277,979
Anheuser-Busch InBev NV* (Beverages)	2,953	256,176
AVI Ltd.* (Food Products)	25,228	154,447
Bank of America Corp.* (Diversified Financial Services)	22,515	254,870
Bayerische Motoren Werke AG* (Automobiles)	3,276	329,784
Brunello Cucinelli SpA* (Textiles, Apparel & Luxury Goods)	20,713	415,897
Citigroup, Inc.* (Diversified Financial Services)	5,400	227,664
DE Master Blenders 1753 NV* (Food Products)	12,273	151,390
Dufry AG - Registered* (Specialty Retail)	1,667	227,776
eBay, Inc.* (Internet Software & Services)	3,500	195,755
Estee Lauder Cos., Inc. (The)* (Personal Products)	2,562	156,103
Express Scripts Holding, Inc.* (Health Care Providers & Services)	4,110	219,556
Ford Motor Co.* (Automobiles)	14,987	194,082
Google, Inc.* (Internet Software & Services)	566	427,721
Haier Electronics Group Co. Ltd.* (Household Durables)	116,844	194,660
Harry Winston Diamond Corp.* (Metals & Mining)	10,245	151,319
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	7,446	411,391
MasterCard, Inc.* (IT Services)	750	388,799
NIKE, Inc.* (Textiles, Apparel & Luxury Goods)	3,990	215,660
Novo Nordisk A/S* (Pharmaceuticals)	1,580	290,766
Ping An Insurance (Group) Co. of China Ltd.* (Insurance)	21,560	193,354
Prada SpA* (Textiles, Apparel & Luxury Goods)	17,200	154,585
PT Summarecon Agung Tbk* (Real Estate Management & Development)	1,085,929	210,936
Starbucks Corp.* (Hotels, Restaurants & Leisure)	8,548	479,713
Toyota Motor Corp.* (Automobiles)	3,800	181,417
Unilever PLC* (Food Products)	8,137	331,235
VF Corp.* (Textiles, Apparel & Luxury Goods)	1,607	237,161
Visa, Inc.* (IT Services)	2,428	383,405
Walt Disney Co. (The)* (Media)	4,325	233,031
Wells Fargo & Co.* (Commercial Banks)	5,050	175,892
Yum! Brands, Inc.* (Hotels, Restaurants & Leisure)	3,785	245,798
TOTAL COMMON STOCKS (Cost $7,231,090)		8,209,358

Preferred Stock (3.1%)
Volkswagen AG* (Automobiles)	1,130	279,436
TOTAL PREFERRED STOCK (Cost $259,663)		279,436

TOTAL INVESTMENTS (Cost $7,490,753) — 93.3%		8,488,794

Net other assets (liabilities) — 6.7%		610,884

NET ASSETS — 100.0%		$9,099,678

* Non-income producing security

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	January 31, 2013
(unaudited)

Global Great Consumer Fund invested in the following industries as of January 31, 2013:
	Value	% of Net Assets
Automobiles	$984,719	10.8%
Beverages	256,176	2.8%
Commercial Banks	175,892	1.9%
Diversified Financial Services	482,534	5.3%
Food Products	637,072	7.0%
Health Care Providers & Services	219,556	2.4%
Hotels, Restaurants & Leisure	1,136,902	12.5%
Household Durables	194,660	2.1%
Insurance	193,354	2.1%
Internet & Catalog Retail	277,979	3.1%
Internet Software & Services	623,476	6.9%
IT Services	1,013,240	11.1%
Media	233,031	2.6%
Metals & Mining	151,319	1.7%
Personal Products	156,103	1.7%
Pharmaceuticals	290,766	3.2%
Real Estate Management & Development	210,936	2.3%
Specialty Retail	227,776	2.5%
Textiles, Apparel & Luxury Goods	1,023,303	11.3%
Other	610,884	6.7%
Total	$9,099,678	100.0%

Global Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2013:
	Value	% of Net Assets
Belgium	$256,176	2.8%
Canada	151,319	1.7%
China	193,354	2.1%
Denmark	290,766	3.2%
Germany	609,220	6.7%
Hong Kong	349,245	3.8%
Indonesia	210,936	2.3%
Italy	415,897	4.6%
Japan	181,417	2.0%
Netherlands	151,390	1.7%
South Africa	154,447	1.7%
Spain	241,036	2.6%
Switzerland	227,776	2.5%
United Kingdom	331,235	3.6%
United States	4,724,580	52.0%
Other	610,884	6.7%
Total	$9,099,678	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2013
(unaudited)

		Principal Amount	Value
Foreign Bonds+ (9.3%)
Italy— 4.8%
Buoni Poliennali del Tesoro, 5.50%, 11/1/22		460,000	$685,950
Mexico— 1.7%
Mexican Bonos Desarr Fixed Rate(a), Series M, 9.00%, 6/20/13		3,000,000	240,185
Russia— 1.2%
RZD Capital Ltd. - Registered Shares, 8.30%, 4/2/19		5,000,000	174,997
SNAT— 1.6%
Inter-American Development Bank - MTN, Series E, 5.00%, 7/24/15		12,000,000	224,877
TOTAL FOREIGN BONDS (Cost $1,294,385)			1,326,009

Yankee Dollar Bonds (51.6%)
Bank VTB North-West OJSC(a), 5.01%, 9/29/15		500,000	516,874
CNPC General Capital Ltd.(b), 2.75%, 4/19/17		200,000	207,849
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20		250,000	287,500
Development Bank of Kazakhstan - Registered Shares(b), 5.50%, 12/20/15		250,000	270,775
EDP Finance BV - Registered Shares, 6.00%, 2/2/18		250,000	265,313
Hana Bank(b), 3.50%, 10/25/17		500,000	535,380
ICICI Bank Ltd. - Registered Shares, 4.75%, 11/25/16		200,000	213,047
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21		200,000	222,856
Itau Unibanco Holding SA, 5.65%, 3/19/22		500,000	531,250
Petroleos de Venezuela SA - Registered Shares, 9.00%, 11/17/21		250,000	238,750
PT Pertamina(b), 4.88%, 5/3/22		250,000	269,375
Republic of Hungary, 7.63%, 3/29/41		100,000	117,250
Samarco Mineracao SA(b), 4.13%, 11/1/22		400,000	399,799
State of Israel, 3.15%, 6/30/23		250,000	248,687
State Oil Co. of the Azerbaijan Republic, 5.45%, 2/9/17		250,000	273,750
Telefonica Emisiones SAU, 5.46%, 2/16/21		250,000	271,320
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16		500,000	545,020
Turk EximBank(b), 5.88%, 4/24/19		250,000	280,000
Turkiye Garanti Bankasi(b), 4.00%, 9/13/17		250,000	256,875
Vale Overseas Ltd., 6.88%, 11/21/36		300,000	354,328
Vnesheconombank - Registered Shares, 5.38%, 2/13/17		500,000	546,250
Votorantim Cimentos SA - Registered Shares, 7.25%, 4/5/41		250,000	287,500
VTB Bank OJSC(b), 6.95%, 10/17/22		200,000	212,600
TOTAL YANKEE DOLLAR BONDS (Cost $6,895,217)			7,352,348

Convertible Corporate Bond (6.9%)
South Korea— 6.9%
Lotte Shopping Co. Ltd., 7/5/16		1,000,000	983,500
TOTAL CONVERTIBLE CORPORATE BOND (Cost $965,434)			983,500

Exchange Traded Funds (7.8%)
iShares iBoxx $ High Yield Corporate Bond Fund (Corp/Pref-High Yield)		6,000	562,020
SPDR Barclays Capital High Yield Bond (Corp/Pref-High Yield)		13,500	551,070
TOTAL EXCHANGE TRADED FUNDS (Cost $1,119,388)			1,113,090

U.S. Treasury Obligations (14.7%)
U.S. Treasury Bonds, 2.75%, 11/15/42		100,000	91,953
U.S. Treasury Notes, 0.25%, 2/28/14		2,000,000	2,001,720
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,092,621)			2,093,673

TOTAL INVESTMENTS (Cost $12,367,045) — 90.3%			12,868,620

Net other assets (liabilities) — 9.7%			1,381,270

NET ASSETS — 100.0%			$14,249,890

+	Principal amounts are disclosed in local currency and value amounts are disclosed in U.S. Dollars.
(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2013.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MTN	Medium Term Note
SPDR	Standard & Poor's Depositary Receipts

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2013
(unaudited)

Global Dynamic Bond Fund invested in the following industries as of January 31, 2013:
	Value	% of Net Assets
Commercial Banks Non-US	$2,266,026	16.0%
Corp/Pref-High Yield	1,113,090	7.8%
Diversified Operations	287,500	2.0%
Electric - Integrated	265,313	1.9%
Export/import Bank	280,000	2.0%
Internet Application Software	545,020	3.8%
Metal-Iron	754,127	5.2%
Oil Companies - Exploration & Production	477,224	3.4%
Oil Companies-Integrated	512,500	3.6%
Oil Refining & Marketing	222,856	1.6%
Retail-Regional Department Store	983,500	6.9%
Sovereign	3,673,245	25.7%
Sovereign Agency	546,250	3.8%
Special Purpose Banks	270,775	1.9%
Supernational Bank	224,877	1.6%
Telephone-Integrated	271,320	1.9%
Transport-Rail	174,997	1.2%
Other	1,381,270	9.7%
Total	$14,249,890	100.0%

Global Dynamic Bond Fund invested in securities with exposure to the following countries as of January 31, 2013:
	Value	% of Net Assets
Azerbaijan	$273,750	1.9%
Brazil	1,572,877	10.9%
China	752,869	5.3%
Croatia	287,500	2.0%
Hungary	117,250	0.8%
India	435,903	3.1%
Indonesia	269,375	1.9%
Israel	248,687	1.7%
Italy	685,950	4.8%
Kazakhstan	270,775	1.9%
Mexico	240,185	1.7%
Portugal	265,313	1.9%
Russia	1,450,721	10.2%
SNAT	224,877	1.6%
South Korea	1,518,880	10.7%
Spain	271,320	1.9%
Turkey	536,875	3.8%
United States	3,206,763	22.5%
Venezuela	238,750	1.7%
Other	1,381,270	9.7%
Total	$14,249,890	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

January 31, 2013

(unaudited)

1.

Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of January 31, 2013, the Trust is comprised of the following six funds: Emerging Markets Sector Leader Fund (“EM Sector Leader Fund”) (formerly the “Global Emerging Markets Sector Leader Fund”), Asia Sector Leader Fund, Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”) (formerly the “Global Emerging Markets Great Consumer Fund”), Asia Great Consumer Fund, Global Great Consumer Fund and the Global Dynamic Bond Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The EM Sector Leader Fund, Asia Sector Leader Fund, EM Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.

Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts.  Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using market quotations or a matrix method provided by an independent pricing service. U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations, fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments (continued)

January 31, 2013

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Advisor”) determines that the closing market prices do not represent the securities' current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Advisor believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be fair valued by an independent pricing service or by the Advisor's Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1—quoted prices in active markets for identical assets

•

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities and exchange-traded funds (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) and rights are all generally categorized as Level 2 securities in the fair value hierarchy.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments (continued)

January 31, 2013

A summary of the valuations as of January 31, 2013, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
EM Sector Leader Fund
Common Stocks*	$15,770,445	$–	$–	$15,770,445
Total Investments	$15,770,445	$–	$–	$15,770,445

Asia Sector Leader Fund
Common Stocks*	$12,080,157	$–	$–	$12,080,157
Total Investments	$12,080,157	$–	$–	$12,080,157

EM Great Consumer Fund
Common Stocks*	$28,872,676	$–	$–	$28,872,676
Preferred Stock*	516,060	–	–	516,060
Total Investments	$29,388,736	$–	$–	$29,388,736

Asia Great Consumer Fund
Common Stocks*	$14,213,323	$–	$–	$14,213,323
Total Investments	$14,213,323	$–	$–	$14,213,323

Global Great Consumer Fund
Common Stocks*	$8,209,358	$–	$–	$8,209,358
Preferred Stock*	279,436	–	–	279,436
Total Investments	$8,488,794	$–	$–	$8,488,794

Global Dynamic Bond Fund
Convertible Corporate Bond	$–	$983,500	$–	$983,500
Exchange Traded Funds	1,113,090	–	–	1,113,090
Foreign Bonds	–	1,326,009	–	1,326,009
U.S. Treasury Obligations	–	2,093,673	–	2,093,673
Yankee Dollar Bonds	–	7,352,348	–	7,352,348
Total Investments	$1,113,090	$11,755,530	$–	$12,868,620

* For detailed industry classifications, see accompanying schedules of portfolio investments

For the quarter ended January 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  For the quarter ended January 31, 2013 there were no transfers between levels from the valuation inputs used on October 31, 2012.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (‘‘ASU 2011-04’’) ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.’’ ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds’ financial statements other than enhanced disclosures.

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time purchase of three months or less to be cash equivalents.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments (continued)

January 31, 2013

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.

Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund's loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which a Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by a Fund; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A Fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a Fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provides information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments (continued)

January 31, 2013

4.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by rule 144A under the 1993 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. The Advisor determines the liquidity of a Fund's investments under the supervision of the Board of Trustees. At January 31, 2013, the Global Dynamic Bond Fund held restricted securities representing 17.1% of net assets, none of which have been deemed illiquid. The restricted securities held as of January 31, 2013 are identified below and are also presented in the Fund's Schedule of Portfolio Investments.

Security	% of Net Assets	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
CNPC General Capital Ltd., 2.75%, 4/19/17	1.5%	4/12/12	$199,982	$200,000	$207,849
Development Bank of Kazakhstan – Registered Shares, 5.50%, 12/20/15	1.9%	3/2/12	264,375	250,000	270,775
Hana Bank, 3.50%, 10/25/17	3.7%	4/19/12	499,700	500,000	535,380
PT Pertamina, 4.88%, 5/3/22	1.9%	4/26/12	248,535	250,000	269,375
Samarco Mineracao SA, 4.13%, 11/1/22	2.8%	10/26/12	400,640	400,000	399,799
Turk EximBank, 5.88%, 4/24/19	2.0%	4/13/12	247,318	250,000	280,000
Turkiye Garanti Bankasi, 4.00%, 9/13/17	1.8%	9/6/12	248,045	250,000	256,875
VTB Bank OJSC, 6.95%, 10/17/22	1.5%	10/24/12	206,700	200,000	212,600

5.

Federal Income Tax Information

At January 31, 2013, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation)
EM Sector Leader Fund	$14,133,952	$2,013,808	$(377,315)	$1,636,493
Asia Sector Leader Fund	10,459,810	1,711,781	(91,434)	1,620,347
EM Great Consumer Fund	25,233,448	4,492,591	(337,303)	4,155,288
Asia Great Consumer Fund	11,400,889	2,887,344	(74,910)	2,812,434
Global Great Consumer Fund	7,490,753	1,059,536	(61,495)	998,041
Global Dynamic Bond Fund	12,367,045	522,896	(21,321)	501,575

6.

Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 27, 2013

By: (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date:	March 27, 2013